Share-based payment arrangements - Reconciliation of RSUs (Details) - RSUs - LTIP	12 Months Ended
	Dec. 31, 2021 EquityInstruments shares	Dec. 31, 2020 EquityInstruments shares
Share-based payment arrangements
Outstanding at Beginning of period (in shares)	2,452,338	2,170,064
Forfeited during the year (in shares)	(474,662)	(212,966)
Released during the year (in shares) | shares	(1,224,466)	(1,324,780)
Granted during the year (in shares)	2,123,203	1,820,020
Outstanding at end of period (in shares)	2,876,413	2,452,338
RSUs vested at end of period (in shares)		105,593